Bank Deposits	12 Months Ended
Dec. 31, 2018
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Bank Deposits
27	BANK DEPOSITS

Bank deposits represent term deposits with banks with original maturity exceeding three months. The applicable interest rate is determined in accordance with the benchmark interest rate published by PBOC or with reference to the market interest rate.